Inventory (Details) - USD ($) $ in Thousands	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Inventory Disclosure [Abstract]
Raw materials	$ 289	$ 753	$ 646
Finished goods	1,340	718	646
Inventory, net	1,629	1,471	$ 1,292
Reserve for excess or obsolete inventory	$ 0	$ 43